Property Plant and Equipment and Investment in Real Estate, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property plant and Equipment

Property, plant and equipment consisted of the following as of:

	Estimated	September 30,	December 31,
	Useful Life	2023	2022
Machinery and equipment	5-10 years	$30,000	$25,000
Construction in progress		263,000	251,000
Total Cost		293,000	276,000
Less accumulated depreciation		4,000	-
Property, plant and equipment, net		$289,000	$276,000

Property, plant and equipment consisted of the following as of December 31, 2022:

	Estimated
	Useful Life	2022	2021
Machinery and equipment	5-10 years	$25,000	$-
Construction in progress		251,000	-
Total Cost		276,000	-
Less accumulated depreciation		-	-
Property, plant and equipment, net		$276,000	$-